Consolidated Statements of Stockholders' (Deficit) Equity (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Series A Convertible Preferred Stock [Member]
Transaction costs	$ 374,661	$ 396,343
Series B Convertible Preferred Stock [Member]
Transaction costs	$ 353,105	$ 306,116